INCOME TAXES (Significant Components of Deferred Tax Assets)(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
INCOME TAXES [Abstract]
Israel net operating loss carry-forwards		[1]	$ 19	[1]
Temporary differences relating to reserve and allowances	1,796		151
Net deferred tax asset	$ 1,796		$ 170

[1]	Deferred taxes were calculated based on effective tax rates.